Note 6 - Employee Benefit Plans (Details) - Deferred Compensation Plan (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Company common stock:
Shares held (in Shares)	20,820	20,881
Fair value	$ 430,984	$ 368,976
Mutual funds - fair value	69,136	13,939
Cash and cash equivalents	3,486	5,012
Employer contributions	24,978	18,212
Dividends on Company stock	$ 5,220	$ 4,659